Acquisitions	12 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Acquisitions
Note 3.  Acquisitions
CoAdna, Inc.
In September 2018, the Company acquired CoAdna Holdings, Inc.  (“CoAdna”), a previously publicly traded company on the Taiwan Stock Exchange with headquarters in Sunnyvale, CA, in a cash transaction valued at approximately $85.0 million, inclusive of cash acquired of approximately $42.2 million at closing.
CoAdna is a global leader in wavelength selective switches based on its patented liquid crystal platform. CoAdna operates within the Company’s Photonic Solutions operating segment.
The following table presents the final allocation of the purchase price of the assets acquired and liabilities assumed at the date of acquisition ($000):

Assets
Accounts receivable	$5,684
Inventories	6,189
Prepaid and other assets	2,454
Property, plant & equipment	3,181
Intangible assets	16,072
Goodwill	24,898
Total assets acquired	$58,478

Liabilities
Accounts payable	$4,006
Other accrued liabilities	4,103
Long term accrued income taxes	6,656
Deferred tax liabilities	897
Total liabilities assumed	15,662
Net assets acquired	$42,816

The goodwill of $24.9 million is included in the Photonic Solutions segment and is attributed to the expected synergies and the assembled workforce of CoAdna. None of the goodwill is deductible for income tax purposes. The fair value of accounts receivable acquired was $5.7 million, with the gross contractual amount being $5.7 million. The Company expensed transaction costs during the year ended June 30, 2019 of $1.9 million.
The amount of revenues of CoAdna included in the Company’s Consolidated Statements of Earnings for the year ended June 30, 2019 was $12.4 million, excluding sales to customers through our sales offices. The amount of net loss of CoAdna included in the Company’s Consolidated Statement of Earnings for the year ended June 30, 2019 was $0.6 million.
Purchase of a Product Line
In November 2018, the Company acquired certain assets of a product line in a cash transaction valued at approximately $10.0 million. The transaction was accounted for as a business combination under ASC 805 and ASU 2017-1, Business Combinations (Topic 805): Clarifying the Definition of a Business. In conjunction with the acquisition of the product line, the Company acquired inventory of $0.2 million, equipment of $2.3 million, acquired technology of $6.3 million, and recorded goodwill of $1.2 million. The goodwill is deductible for income tax purposes. The goodwill is recorded in the Photonic Solutions segment and is attributable to the workforce acquired as part of the transaction. Transaction expenses for this acquisition were insignificant for the year ended June 30, 2019.
Redstone Aerospace Corporation
In March 2019, the Company acquired Redstone Aerospace Corporation (“Redstone”), an aerospace and defense company located in Colorado. Redstone has unique capabilities to continue our growth in the emerging high-energy market. The consideration consisted of initial cash paid at the acquisition date of $28.0 million, net of cash acquired. In addition, the acquisition agreement provides up to a maximum of $2.0 million of additional cash earn out opportunities based on achievement of certain agreed-upon financial objectives.
The following table presents the final purchase price at the date of acquisition ($000):

Net cash paid at acquisition	$27,959
Fair value of cash earnout arrangement	1,776
Purchase price	$29,735

The following table presents a final allocation of the purchase price of the assets acquired and liabilities assumed at the date of acquisition ($000):

Assets
Accounts receivable	$1,606
Other Assets	215
Property, plant & equipment	350
Intangible assets	9,100
Goodwill	21,596
Total assets acquired	$32,867

Liabilities
Non-Interest bearing liabilities	$980
Deferred tax liabilities	2,152
Total liabilities assumed	3,132
Net assets acquired	$29,735

The goodwill of $21.6 million is recorded in the Compound Semiconductors segment and is attributed to the expected synergies and the assembled workforce of Redstone. The goodwill is non-deductible for income tax purposes.  At the time of the acquisition, the Company expected to collect all of the accounts receivable. Transaction expenses for this acquisition were insignificant for the year ended June 30, 2019.
The amount of revenues and net earnings from the acquisition included in the Company’s Consolidated Statements of Earnings for the year ended June 30, 2019 were insignificant.